UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3174
                                   ---------------------------------------------
                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
(Address of principal executive offices)                    (Zip code)

        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 362-8000
                                                    ----------------------------
Date of fiscal year end:       6/30/05
                        ----------------------
Date of reporting period:     12/31/04
                        -----------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


Tax-Free Money Market Fund Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Tax-Free Money Market Fund Touchstone Tax-Free Money Market Tax-Free Money Market Fund Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Tax-Free Money Market Fund Touchstone Tax-Free Money Market Tax-Free Money Market Fund Touchstone Florida Tax-Free Money Market Fund Touchstone Ohio Tax-Free Money Market Fund Touchstone Tax-Free Money Market




                                                   December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE
       INVESTMENTS

--------------------------------------------------------------------------------
                              Semi-Annual Report
--------------------------------------------------------------------------------

Touchstone California Tax-Free Money Market Fund

Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund







       Research   o   Design   o   Select   o   Monitor

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Management's Discussion of Fund Performance                                    3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-7
--------------------------------------------------------------------------------
Statements of Operations                                                    8-10
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        11-14
--------------------------------------------------------------------------------
Financial Highlights                                                       15-19
--------------------------------------------------------------------------------
Notes to Financial Statements                                              20-31
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
        California Tax-Free Money Market Fund                              32-33
--------------------------------------------------------------------------------
        Florida Tax-Free Money Market Fund                                 34-35
--------------------------------------------------------------------------------
        Ohio Insured Tax-Free Fund                                         36-38
--------------------------------------------------------------------------------
        Ohio Tax-Free Money Market Fund                                    39-42
--------------------------------------------------------------------------------
        Tax-Free Money Market Fund                                         43-44
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            45
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
================================================================================

The illustrations below provide each Fund's Sector allocation. We hope it will be useful to shareholders as it summarizes key Information about each Fund's investments.

                             As of December 31, 2004

--------------------------------------------------------------------------------
                               TOUCHSTONE TAX-FREE
                                MONEY MARKET FUND
                                -----------------

CREDIT QUALITY                                                 (% OF NET ASSETS)
A-1/P-1/AAA                                                                 78.7
FW1                                                                         21.3
                                                                           -----
Total                                                                      100.0
                                                                           -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Fixed Rate Revenue                                                          14.3
Variable Rate Demand Notes                                                  62.2
Adjustable Rate Put Bonds                                                   12.0
General Obligations                                                         11.5
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TOUCHSTONE CALIFORNIA
                           TAX-FREE MONEY MARKET FUND
                           --------------------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
A-1/P-1/AAA                                                                100.0

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                  91.4
Fixed Rate Revenue                                                           3.4
Commercial Paper                                                             4.7
General Obligations                                                          0.5
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE FLORIDA TAX-FREE
                                MONEY MARKET FUND
                                -----------------

CREDIT QUALITY                                                 (% OF NET ASSETS)
A-1/P-1/AAA                                                                 94.5
FW1                                                                          5.5
                                                                           -----
Total                                                                      100.0
                                                                           -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Fixed Rate Revenue                                                           5.2
Variable Rate Demand Notes                                                  81.3
Adjustable Rate Put Bonds                                                    7.1
General Obligations                                                          6.4
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            TOUCHSTONE OHIO TAX-FREE
                                MONEY MARKET FUND
                                -----------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
A-1/P-1/AAA                                                                 78.7
FW1                                                                         21.3
                                                                           -----
Total                                                                      100.0
                                                                           -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                  74.2
General Obligations                                                         14.3
Fixed Rate Revenue                                                           7.3
Commercial Paper                                                             1.6
Adjustable Rate Put Bonds                                                    2.6
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 TOUCHSTONE OHIO
                              INSURED TAX-FREE FUND
                              ---------------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
AAA/Aaa                                                                     89.7
AA/Aa                                                                        9.1
Not Rated                                                                    1.2
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

=============================================================================================

                                                                  CALIFORNIA      FLORIDA
                                                                   TAX-FREE       TAX-FREE
                                                                 MONEY MARKET    MONEY MARKET
                                                                     FUND           FUND
---------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..........................................   $ 51,255,556    $ 31,246,098
                                                                 ============================
  At market value ............................................   $ 51,255,556    $ 31,246,098
Cash .........................................................          3,042          73,448
Interest receivable ..........................................        125,847          82,012
Other assets .................................................          1,255           2,356
                                                                 ----------------------------
TOTAL ASSETS .................................................     51,385,700      31,403,914
                                                                 ----------------------------
LIABILITIES
Dividends payable ............................................              2          15,091
Payable to Advisor ...........................................         16,259           9,904
Payable to affiliates ........................................          9,091           4,476
Payable to Trustees ..........................................            972             621
Other accrued expenses and liabilities .......................         21,824          11,560
                                                                 ----------------------------
TOTAL LIABILITIES ............................................         48,148          41,652
                                                                 ----------------------------

NET ASSETS ...................................................   $ 51,337,552    $ 31,362,262
                                                                 ============================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $ 51,340,712    $ 31,367,990
Undistributed net investment income ..........................            384              --
Accumulated net realized losses from security transactions ...         (3,544)         (5,728)
                                                                 ============================

NET ASSETS ...................................................   $ 51,337,552    $ 31,362,262
                                                                 ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......     51,340,722      31,367,978
                                                                 ============================
Net asset value, offering price and redemption price per share   $       1.00    $       1.00
                                                                 ============================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

=============================================================================================
                                                                      OHIO          OHIO
                                                                    INSURED       TAX-FREE
                                                                    TAX-FREE     MONEY MARKET
                                                                      FUND          FUND
---------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ...........................................   $ 81,186,819   $320,724,687
                                                                  ===========================
  At market value .............................................   $ 86,648,186   $320,724,687
Cash ..........................................................         44,181             --
Interest receivable ...........................................        558,299      1,131,309
Receivable for capital shares sold ............................         58,772             --
Other assets ..................................................         12,537          6,809
                                                                  ---------------------------
TOTAL ASSETS ..................................................     87,321,975    321,862,805
                                                                  ---------------------------

LIABILITIES
Bank overdraft ................................................             --        134,973
Dividends payable .............................................         98,572        231,320
Payable to Advisor ............................................         31,852        113,972
Payable to affiliates .........................................         17,495         25,411
Payable to Trustees ...........................................            535            889
Payable for capital shares redeemed ...........................         42,417             --
Other accrued expenses and liabilities ........................         36,923         64,888
                                                                  ---------------------------
TOTAL LIABILITIES .............................................        227,794        571,453
                                                                  ---------------------------

NET ASSETS ....................................................   $ 87,094,181   $321,291,352
                                                                  ---------------------------

NET ASSETS CONSIST OF:
Paid-in capital ...............................................   $ 80,979,284   $321,291,286
Accumulated net realized gains from security transactions .....        653,530             66
Net unrealized appreciation on investments ....................      5,461,367             --
                                                                  ---------------------------

NET ASSETS ....................................................   $ 87,094,181   $321,291,352
                                                                  ===========================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .......................   $ 77,680,432   $         --
                                                                  ===========================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) .......      6,454,511             --
                                                                  ===========================
Net asset value and redemption price per share ................   $      12.04   $         --
                                                                  ===========================
Maximum offering price per share ..............................   $      12.64   $         --
                                                                  ===========================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .......................   $  9,413,749   $         --
                                                                  ===========================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) .......        781,479             --
                                                                  ===========================
Net asset value, offering price and redemption price per share*   $      12.05   $         --
                                                                  ===========================

DECEMBER 31, 2004 (UNAUDITED)

============================================================================================


                                                                     OHIO          OHIO
                                                                   INSURED       TAX-FREE
                                                                   TAX-FREE     MONEY MARKET
                                                                     FUND          FUND
--------------------------------------------------------------------------------------------
PRICING OF RETAIL SHARES
Net assets applicable to Retail shares .......................   $         --   $127,464,006
                                                                 ===========================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......             --    127,453,641
                                                                 ===========================
Net asset value, offering price and redemption price per share   $         --   $       1.00
                                                                 ===========================
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ................   $         --   $193,827,346
                                                                 ===========================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......             --    193,824,035
                                                                 ===========================
Net asset value, offering price and redemption price per share   $         --   $       1.00
                                                                 ===========================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
                                                                      TAX-FREE
                                                                    MONEY MARKET
                                                                        FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost .............................................    $41,209,166
                                                                     ===========
  At market value ...............................................    $41,209,166
Cash ............................................................         19,941
Interest receivable .............................................        170,762
Receivable for securities sold ..................................        740,000
Other assets ....................................................         11,485
                                                                     -----------
TOTAL ASSETS ....................................................     42,151,354
                                                                     -----------

LIABILITIES
Dividends payable ...............................................            301
Payable to Advisor ..............................................         11,961
Payable to affiliates ...........................................          7,943
Payable to Trustees .............................................            959
Payable for securities purchased ................................      1,125,323
Other accrued expenses and liabilities ..........................         22,909
                                                                     -----------
TOTAL LIABILITIES ...............................................      1,169,396
                                                                     -----------

NET ASSETS ......................................................    $40,981,958
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-in capital .................................................    $40,980,728
Undistributed net investment income .............................          1,230
                                                                     -----------

NET ASSETS ......................................................    $40,981,958
                                                                     ===========

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .........................    $28,095,444
                                                                     ===========
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) .........     28,104,377
                                                                     ===========
Net asset value, offering price and redemption price per share ..    $      1.00
                                                                     ===========
PRICING OF CLASS S SHARES
Net assets applicable to Class S shares .........................    $12,886,514
                                                                     ===========
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) .........     12,886,502
                                                                     ===========
Net asset value, offering price and redemption price per share ..    $      1.00
                                                                     ===========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)
================================================================================
                                                      CALIFORNIA      FLORIDA
                                                        TAX-FREE      TAX-FREE
                                                      MONEY MARKET  MONEY MARKET
                                                          FUND         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ....................................    $ 402,557     $ 209,370
                                                        -----------------------

EXPENSES
Investment advisory fees ...........................      139,095        72,460
Distribution expenses ..............................       71,017        36,223
Accounting services fees ...........................       15,000        12,000
Administration fees ................................       15,312         7,966
Transfer agent fees ................................       16,116         6,000
Professional fees ..................................       10,589         8,933
Custodian fees .....................................       11,648         2,841
Postage and supplies ...............................        9,255           927
Trustees' fees and expenses ........................        4,142         3,474
Pricing expenses ...................................        4,866         1,835
Reports to shareholders ............................        3,987         1,439
Registration fees ..................................          191         1,657
Other expenses .....................................          590            --
Compliance fees and expenses .......................          462           222
                                                        -----------------------
TOTAL EXPENSES .....................................      302,270       155,977
Fees waived by the Advisor .........................      (93,064)      (47,010
                                                        -----------------------
NET EXPENSES .......................................      209,206       108,967
                                                        -----------------------

NET INVESTMENT INCOME ..............................      193,351       100,403
                                                        -----------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS .....           --          (198)
                                                        -----------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........    $ 193,351     $ 100,205
                                                        =======================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

============================================================================================
                                                                        OHIO          OHIO
                                                                      INSURED       TAX-FREE
                                                                      TAX-FREE    MONEY MARKET
                                                                        FUND          FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $ 1,993,369    $ 2,499,876
                                                                    --------------------------

EXPENSES
Investment advisory fees ........................................       220,678        735,883
Distribution expenses, Class A ..................................        98,267             --
Distribution expenses, Class C ..................................        48,289             --
Distribution expenses, Retail class .............................            --        180,924
Administration fees .............................................        24,274         81,535
Transfer agent fees, Class A ....................................        18,944             --
Transfer agent fees, Class C ....................................         6,000             --
Transfer agent fees, Retail class ...............................            --         22,696
Transfer agent fees, Institutional class ........................            --          6,000
Accounting services fees ........................................        18,750         30,750
Postage and supplies ............................................        19,783         24,343
Custodian fees ..................................................         9,982         33,273
Professional fees ...............................................         9,118         19,971
Registration fees, Class A ......................................         6,772             --
Registration fees, Class C ......................................         3,110             --
Registration fees, Retail class .................................            --          5,622
Pricing expenses ................................................         6,452          7,452
Reports to shareholders .........................................         4,174          4,012
Trustees' fees and expenses .....................................         3,564          3,997
Compliance fees and expenses ....................................           733          2,772
Other expenses ..................................................           110            394
                                                                    --------------------------
TOTAL EXPENSES ..................................................       499,000      1,159,624
Fees waived by the Advisor ......................................      (130,756)      (145,486)
                                                                    --------------------------
NET EXPENSES ....................................................       368,244      1,014,138
                                                                    --------------------------

NET INVESTMENT INCOME ...........................................     1,625,125      1,485,738
                                                                    --------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ...................       755,938             66
Net change in unrealized appreciation/depreciation on investments     1,984,863             --
                                                                    --------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................     2,740,801             66
                                                                    --------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $ 4,365,926    $ 1,485,804
                                                                    ==========================

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)
================================================================================
                                                                      TAX-FREE
                                                                    MONEY MARKET
                                                                        FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..........................................            $ 296,080
                                                                      ---------

EXPENSES
Investment advisory fees .................................               88,984
Distribution expenses, Class A ...........................               23,992
Distribution expenses, Class S ...........................               49,200
Transfer agent fees, Class A .............................               10,565
Transfer agent fees, Class S .............................                6,000
Accounting services fees .................................               15,750
Registration fees, Class A ...............................                5,799
Registration fees, Class S ...............................                7,102
Administration fees ......................................                9,779
Professional fees ........................................                9,583
Postage and supplies .....................................                8,246
Custodian fees ...........................................                5,956
Trustees' fees and expenses ..............................                3,976
Reports to shareholders ..................................                3,143
Pricing expenses .........................................                2,045
Compliance fees and expenses .............................                  284
Other expenses ...........................................                  224
                                                                      ---------
TOTAL EXPENSES ...........................................              250,628
Fees waived by the Advisor ...............................              (70,461)
                                                                      ---------
NET EXPENSES .............................................              180,167
                                                                      ---------

NET INVESTMENT INCOME ....................................            $ 115,913
                                                                      =========

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================
                                                  CALIFORNIA                         FLORIDA
                                                   TAX-FREE                          TAX-FREE
                                                 MONEY MARKET                      MONEY MARKET
                                                     FUND                              FUND
                                        ----------------------------------------------------------------
                                          SIX MONTHS                       SIX MONTHS
                                            ENDED            YEAR             ENDED            YEAR
                                         DECEMBER 31,        ENDED         DECEMBER 31,       ENDED
                                            2004            JUNE 30,           2004          JUNE 30,
                                         (UNAUDITED)          2004         (UNAUDITED)         2004
========================================================================================================
FROM OPERATIONS
Net investment income ...............   $     193,351    $     191,085    $     100,403    $     110,513
Net realized losses from
  security transactions .............              --           (3,544)            (198)          (5,422)
                                        ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS ........................         193,351          187,541          100,205          105,091
                                        ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ..........        (193,351)        (190,813)        (100,403)        (110,513)
From net realized gains .............              --             (251)              --               --
                                        ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS .....        (193,351)        (191,064)        (100,403)        (110,513)
                                        ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ...........      79,610,605      216,103,748       31,472,864       67,059,735
Reinvested distributions ............         197,003          190,472           28,904           23,524
Payments for shares redeemed ........     (88,128,040)    (226,977,960)     (29,524,798)     (67,348,981)
                                        ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ...      (8,320,432)     (10,683,740)       1,976,970         (265,722)
                                        ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS ........................      (8,320,432)     (10,687,263)       1,976,772         (271,144)

NET ASSETS
Beginning of period .................      59,657,984       70,345,247       29,385,490       29,656,634
                                        ----------------------------------------------------------------
End of period .......................   $  51,337,552    $  59,657,984    $  31,362,262    $  29,385,490
                                        ================================================================

UNDISTRIBUTED NET INVESTMENT INCOME .   $         384    $         384    $          --    $          --
                                        ================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================
                                                                                       OHIO
                                                     OHIO INSURED                    TAX-FREE
                                                       TAX-FREE                    MONEY MARKET
                                                         FUND                          FUND
                                            ------------------------------------------------------------
                                             SIX MONTHS                      SIX MONTHS
                                                ENDED            YEAR          ENDED             YEAR
                                             DECEMBER 31,        ENDED       DECEMBER 31,        ENDED
                                                 2004           JUNE 30,        2004           JUNE 30,
                                             (UNAUDITED)         2004        (UNAUDITED)         2004
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...................   $  1,625,125    $  2,585,019    $  1,485,738    $  1,939,469
Net realized gains from
  security transactions .................        755,938         435,030              66          16,293
Net change in unrealized appreciation/
  depreciation on investments ...........      1,984,863      (2,333,368)             --              --
                                             -----------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS .......................      4,365,926         686,681       1,485,804       1,955,762
                                             -----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .....     (1,479,691)     (2,335,854)             --              --
From net investment income, Class B * ...             --         (10,552)             --              --
From net investment income, Class C .....       (145,434)       (238,613)             --              --
From net investment income, Retail ......             --              --        (530,281)       (582,573)
From net investment income, Institutional             --              --        (955,457)     (1,356,896)
From net realized gains, Class A ........        (91,343)       (956,379)             --              --
From net realized gains, Class B * ......             --          (6,660)             --              --
From net realized gains, Class C ........        (11,065)       (118,216)             --              --
From net realized gains, Retail .........             --              --          (6,125)         (5,245)
From net realized gains, Institutional ..             --              --         (10,168)         (6,165)
                                             -----------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS .........     (1,727,533)     (3,666,274)     (1,502,031)     (1,950,879)
                                             -----------------------------------------------------------

CAPITAL CONTRIBUTION ....................             --         150,000              --              --
                                             -----------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...............      2,295,454      43,472,366              --              --
Proceeds from shares issued in
  connection with acquistion (Note 6) ...             --      26,699,005              --              --
Reinvested distributions ................      1,061,678       2,127,491              --              --
Payments for shares redeemed ............     (5,862,111)    (51,646,987)             --              --
                                             -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS .......     (2,504,979)     20,651,875              --              --
                                             -----------------------------------------------------------
CLASS B *
Proceeds from shares sold ...............             --         153,317              --              --
Reinvested distributions ................             --          11,011              --              --
Payments for shares redeemed ............             --        (463,312)             --              --
                                             -----------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CLASS B SHARE TRANSACTIONS .......             --        (298,984)             --              --
                                             -----------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=========================================================================================================
                                                                                        OHIO
                                                    OHIO INSURED                      TAX-FREE
                                                      TAX-FREE                      MONEY MARKET
                                                        FUND                            FUND
                                          ----------------------------------------------------------------
                                           SIX MONTHS                        SIX MONTHS
                                             ENDED              YEAR           ENDED             YEAR
                                           DECEMBER 31,        ENDED         DECEMBER 31,       ENDED
                                              2004            JUNE 30,          2004           JUNE 30,
                                           (UNAUDITED)          2004         (UNAUDITED)         2004
----------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold .............   $     492,703    $   1,020,441    $          --    $          --
Proceeds from shares issued in
  connection with acquisition (Note 6)               --        3,872,930               --               --
Reinvested distributions ..............         107,413          254,465               --               --
Payments for shares redeemed ..........      (1,338,038)      (2,351,756)              --               --
                                          ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS C SHARE TRANSACTIONS .....        (737,922)       2,796,080               --               --
                                          ----------------------------------------------------------------
RETAIL
Proceeds from shares sold .............              --               --      130,141,967      330,112,190
Reinvested distributions ..............              --               --          543,532          586,040
Payments for shares redeemed ..........              --               --     (168,360,574)    (321,365,247
                                          ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM RETAIL SHARE TRANSACTIONS ......              --               --      (37,675,075)       9,332,983
                                          ----------------------------------------------------------------
INSTITUTIONAL
Proceeds from shares sold .............              --               --      208,914,516      497,917,624
Reinvested distributions ..............              --               --           36,589           61,993
Payments for shares redeemed ..........              --               --     (189,852,326)    (589,363,170
                                          ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM INSTITUTIONAL SHARE TRANSACTIONS              --               --       19,098,779      (91,383,553
                                          ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS        (604,508)      20,319,378      (18,592,523)     (82,045,687

NET ASSETS
Beginning of period ...................      87,698,689       67,379,311      339,883,875      421,929,562
                                          ----------------------------------------------------------------
End of period .........................   $  87,094,181    $  87,698,689    $ 321,291,352    $ 339,883,875
                                          ================================================================

UNDISTRIBUTED NET INVESTMENT INCOME ...   $          --    $          --    $          --    $          --
                                          ================================================================

* Represents the period from July 1, 2003 through May 21, 2004 (see Note 6).

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                          TAX-FREE
                                                        MONEY MARKET
                                                            FUND
                                                ----------------------------
                                                 SIX MONTHS
                                                   ENDED            YEAR
                                                 DECEMBER 31,      ENDED
                                                    2004          JUNE 30,
                                                 (UNAUDITED)        2004
----------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .......................   $    115,913    $    121,188
Net realized gains from security transactions             --              13
                                                ----------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..        115,913         121,201
                                                ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .........        (74,609)        (88,234)
From net investment income, Class S .........        (41,317)        (31,994)
From net realized gains, Class A ............             --          (4,906)
From net realized gains, Class S ............             --          (4,736)
                                                ----------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS .............       (115,926)       (129,870)
                                                ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...................     21,817,608      26,939,807
Reinvested distributions ....................         75,058          90,480
Payments for shares redeemed ................    (14,060,066)    (28,138,896)
                                                ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS ...........      7,832,600      (1,108,609)
                                                ----------------------------
CLASS S
Proceeds from shares sold ...................     36,079,671      66,371,877
Reinvested distributions ....................         41,983          36,737
Payments for shares redeemed ................    (39,615,979)    (68,714,740)
                                                ----------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS S SHARE TRANSACTIONS ................     (3,494,325)     (2,306,126)
                                                ----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....      4,338,262      (3,423,404)

NET ASSETS
Beginning of period .........................     36,643,696      40,067,100
                                                ----------------------------
End of period ...............................   $ 40,981,958    $ 36,643,696
                                                ============================

UNDISTRIBUTED NET INVESTMENT INCOME .........   $      1,230    $      1,243
                                                ============================

See accompanying notes to financial statements.

CALIFORNIA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

===========================================================================================================================


                                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                             DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                2004         --------------------------------------------------------------
                                             (UNAUDITED)       2004          2003          2002          2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
                                              ----------------------------------------------------------------------------
Net investment income .....................     0.004          0.003         0.006         0.012         0.028       0.027
                                              ----------------------------------------------------------------------------
Net realized gains (losses) on investments         --         (0.000)(A)     0.000(A)      0.000(A)         --          --
                                              ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ....    (0.004)        (0.003)       (0.006)       (0.012)       (0.028)     (0.027)
  Distributions from net realized gains ...        --         (0.000)(A)        --            --            --          --
                                              ----------------------------------------------------------------------------
Total distributions .......................    (0.004)        (0.003)       (0.006)       (0.012)       (0.028)     (0.027)
                                              ----------------------------------------------------------------------------
Net asset value at end of period ..........   $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
                                              ============================================================================
Total return ..............................      0.73%(B)       0.27%         0.65%         1.17%         2.84%       2.75%
                                              ============================================================================
Net assets at end of period (000's) .......   $51,338        $59,658       $70,345       $84,406       $69,485     $62,900
                                              ============================================================================
Ratio of net expenses to average net assets      0.75%(B)       0.75%         0.75%         0.75%         0.75%       0.75%
Ratio of net investment income to
  average net assets ......................      0.69%(B)       0.27%         0.64%         1.13%         2.84%       2.72%

(A) Amount rounds to less than $0.001.
(B) Annualized.

See accompanying notes to financial statements.


FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                             DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                2004         -------------------------------------------------------------
                                             (UNAUDITED)       2004          2003          2002          2001        2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
                                              ----------------------------------------------------------------------------
Net investment income .....................     0.004          0.004         0.008         0.017         0.033       0.030
                                              ----------------------------------------------------------------------------
Net realized gains (losses) on investments     (0.000)(A)     (0.000)(A)     0.000(A)     (0.000)(A)        --          --
                                              ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ....    (0.004)        (0.004)       (0.008)       (0.017)       (0.033)     (0.030)
  Distributions from net realized gains ...        --         (0.000)(A)        --            --            --          --
                                              ----------------------------------------------------------------------------
Total distributions .......................    (0.004)        (0.004)       (0.008)       (0.017)       (0.033)     (0.030)
                                              ----------------------------------------------------------------------------
Net asset value at end of period ..........   $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
                                              ============================================================================
Total return ..............................      0.71%(B)       0.36%         0.76%         1.66%         3.30%       3.05%
                                              ============================================================================
Net assets at end of period (000's) .......   $31,362        $29,385       $29,657       $18,128       $16,690     $18,244
                                              ============================================================================
Ratio of net expenses to average net assets      0.75%(B)       0.75%         0.69%         0.65%         0.65%       0.73%
Ratio of net investment income to
  average net assets ......................      0.69%(B)       0.35%         0.77%         1.64%         3.26%       2.98%

(A) Amount rounds to less than $0.001.
(B) Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS

=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                          YEAR ENDED JUNE 30,
                                              2004         ----------------------------------------------------------
                                          (UNAUDITED)        2004           2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $ 11.68        $ 12.36        $ 11.94     $ 11.89     $ 11.45     $ 11.74
                                            -------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income .................      0.23           0.48           0.49        0.53        0.56        0.58
  Net realized and unrealized gains
    (losses) on investments .............      0.37          (0.50)          0.49        0.07        0.44       (0.29)
                                            -------------------------------------------------------------------------
Total from investment operations ........      0.60          (0.02)          0.98        0.60        1.00        0.29
                                            -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ..     (0.23)         (0.48)         (0.49)      (0.53)      (0.56)      (0.58)
  Distributions from net realized gains .     (0.01)         (0.21)         (0.07)      (0.02)         --          --
                                            -------------------------------------------------------------------------
Total distributions .....................     (0.24)         (0.69)         (0.56)      (0.55)      (0.56)      (0.58)
                                            -------------------------------------------------------------------------

Capital contribution ....................        --           0.03             --          --          --          --
                                            -------------------------------------------------------------------------

Net asset value at end of period ........   $ 12.04        $ 11.68        $ 12.36     $ 11.94     $ 11.89     $ 11.45
                                            =========================================================================

Total return(A) .........................      5.19%(B)       0.04%(C)       8.43%       5.15%       8.88%       2.60%
                                            =========================================================================

Net assets at end of period (000's) .....   $77,680        $77,837        $59,683     $54,348     $54,791     $59,600
                                            =========================================================================

Ratio of net expenses to
  average net assets ....................      0.75%(D)       0.75%          0.75%       0.75%       0.75%       0.75%

Ratio of net investment income to
  average net assets ....................      3.75(D)        3.94%          4.03%       4.47%       4.77%       5.08%

Portfolio turnover rate .................        25%(D)         36%            24%         28%         20%         66%

(A) Total returns shown exclude the effect of applicable sales loads.
(B) Not annualized.
(C) Total return would have been (0.21%) without the capital contribution made by the Advisor (Note 4).
(D) Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                             DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                2004         -----------------------------------------------------------------
                                             (UNAUDITED)         2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   11.69        $   12.41     $   11.96     $   11.89     $   11.44     $   11.74
                                            ----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income .................        0.18             0.39          0.40          0.44          0.47          0.49
  Net realized and unrealized gains
    (losses) on investments .............        0.37            (0.51)         0.52          0.09          0.45         (0.30)
                                            ----------------------------------------------------------------------------------
Total from investment operations ........        0.55            (0.12)         0.92          0.53          0.92          0.19
                                            ----------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ..       (0.18)           (0.39)        (0.40)        (0.44)        (0.47)        (0.49)
  Distributions from net realized gains .       (0.01)           (0.21)        (0.07)        (0.02)           --            --
                                            ----------------------------------------------------------------------------------
Total distributions .....................       (0.19)           (0.60)        (0.47)        (0.46)        (0.47)        (0.49)
                                            ----------------------------------------------------------------------------------

Net asset value at end of period ........   $   12.05        $   11.69     $   12.41     $   11.96     $   11.89     $   11.44
                                            ==================================================================================

Total return(A) .........................        4.79%(B)        (1.03%)        7.89%         4.54%         8.15%         1.75%
                                            ==================================================================================

Net assets at end of period (000's) .....   $   9,414        $   9,862     $   7,388     $   4,910     $   4,526     $   3,585
                                            ==================================================================================

Ratio of net expenses to
  average net assets ....................        1.50%(C)         1.50%         1.50%         1.50%         1.50%         1.50%

Ratio of net investment income to
  average net assets ....................        3.00%(C)         3.19%         3.27%         3.72%         4.00%         4.42%

Portfolio turnover rate .................          25%(C)           36%           24%           28%           20%           66%

(A) Total returns shown exclude the effect of applicable sales loads.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                              DECEMBER 31,                             YEAR ENDED JUNE 30,
                                                 2004         ------------------------------------------------------------------
                                              (UNAUDITED)        2004           2003           2002           2001         2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $  1.000        $  1.000       $  1.000       $  1.000       $  1.000     $  1.000
                                              ----------------------------------------------------------------------------------
Net investment income .....................      0.004           0.004          0.008          0.015          0.033        0.031
                                              ----------------------------------------------------------------------------------
Net realized gains (losses) on investments       0.000(A)        0.000(A)       0.000(A)      (0.000)(A)         --           --
                                              ----------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ....     (0.004)         (0.004)        (0.008)        (0.015)        (0.033)      (0.031)
  Distributions from net realized gains ...     (0.000)(A)      (0.000)(A)         --             --             --           --
                                              ----------------------------------------------------------------------------------
Total distributions .......................     (0.004)         (0.004)        (0.008)        (0.015)        (0.033)      (0.031)
                                              ----------------------------------------------------------------------------------
Net asset value at end of period ..........   $  1.000        $  1.000       $  1.000       $  1.000       $  1.000     $  1.000
                                              ==================================================================================
Total return ..............................       0.77%(B)        0.35%          0.78%          1.47%          3.31%        3.09%
                                              ==================================================================================
Net assets at end of period (000's) .......   $127,464        $165,145       $155,810       $211,083       $211,564     $214,561
                                              ==================================================================================
Ratio of net expenses to average net assets       0.75%(B)        0.75%          0.75%          0.75%          0.75%        0.75%
Ratio of net investment income to
  average net assets ......................       0.73%(B)        0.35%          0.79%          1.46%          3.29%        3.04%

(A) Amount rounds to less than $0.001
(B) Annualized.

See accompanying notes to financial statements.


OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS

==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                              DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                 2004         ----------------------------------------------------------------
                                              (UNAUDITED)        2004           2003         2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $  1.000        $  1.000       $  1.000     $  1.000       $  1.000     $  1.000
                                              --------------------------------------------------------------------------------
Net investment income .....................      0.005           0.006          0.010        0.017          0.035        0.033
                                              --------------------------------------------------------------------------------
Net realized gains (losses) on investments       0.000(A)        0.000(A)       0.000(A)    (0.000)(A)         --           --
                                              --------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ....     (0.005)         (0.006)        (0.010)      (0.017)        (0.035)      (0.033)
  Distributions from net realized gains ...     (0.000)(A)      (0.000)(A)         --           --             --           --
                                              --------------------------------------------------------------------------------
Total distributions .......................     (0.005)         (0.006)        (0.010)      (0.017)        (0.035)      (0.033)
                                              --------------------------------------------------------------------------------
Net asset value at end of period ..........   $  1.000        $  1.000       $  1.000     $  1.000       $  1.000     $  1.000
                                              ================================================================================
Total return ..............................       1.03%(B)        0.60%          1.03%        1.72%          3.58%        3.35%
                                              ================================================================================
Net assets at end of period (000's) .......   $193,827        $174,739       $266,120     $210,679       $185,381     $132,889
                                              ================================================================================
Ratio of net expenses to average net assets       0.50%(B)        0.50%          0.50%        0.50%          0.50%        0.50%
Ratio of net investment income to
  average net assets ......................       1.02%(B)        0.59%          1.02%        1.69%          3.52%        3.25%

(A) Amount rounds to less than $0.001.
(B) Annualized.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS

=========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                              DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                2004         -------------------------------------------------------------
                                              (UNAUDITED)      2004          2003          2002          2001        2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
                                              ----------------------------------------------------------------------------
Net investment income .....................     0.004          0.005         0.008         0.017         0.034       0.032
                                              ----------------------------------------------------------------------------
Net realized gains on investments .........        --          0.000(A)      0.000(A)      0.000(A)         --          --
                                              ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income ....    (0.004)        (0.005)       (0.008)       (0.017)       (0.034)     (0.032)
  Distributions from net realized gains ...        --         (0.000)(A)        --            --            --          --
                                              ----------------------------------------------------------------------------
Total distributions .......................    (0.004)        (0.005)       (0.008)       (0.017)       (0.034)     (0.032)
                                              ----------------------------------------------------------------------------
Net asset value at end of period ..........   $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
                                              ============================================================================
Total return ..............................      0.79%(B)       0.50%         0.99%         1.73%         3.45%       3.22%
                                              ============================================================================
Net assets at end of period (000's) .......   $28,095        $20,263       $21,375       $23,532       $22,409     $25,194
                                              ============================================================================
Ratio of net expenses to average net assets      0.89%(B)       0.89%         0.89%         0.89%         0.89%       0.89%
Ratio of net investment income to
  average net assets ......................      0.78%(B)       0.48%         0.79%         1.71%         3.42%       3.15%

(A) Amount rounds to less than $0.001.
(B) Annualized.

See accompanying notes to financial statements.


TAX-FREE MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS

===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED           YEAR         PERIOD
                                                      DECEMBER 31,      ENDED         ENDED
                                                         2004          JUNE 30,      JUNE 30,
                                                      (UNAUDITED)       2004          2003(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $ 1.000        $ 1.000       $ 1.000
                                                       ------------------------------------
Net investment income ..............................     0.003          0.002         0.001
                                                       ------------------------------------
Net realized gains on investments ..................        --          0.000(B)      0.000(B)
                                                       ------------------------------------
Less distributions:
  Dividends from net investment income .............    (0.003)        (0.002)       (0.001)
  Distributions from net realized gains ............        --         (0.000)(B)        --
                                                       ------------------------------------
Total distributions ................................    (0.003)        (0.002)       (0.001)
                                                       ------------------------------------
Net asset value at end of period ...................   $ 1.000        $ 1.000       $ 1.000
                                                       ====================================
Total return .......................................      0.54%(C)       0.25%         0.32%(C)
                                                       ====================================
Net assets at end of period (000's) ................   $12,887        $16,381       $18,692
                                                       ====================================
Ratio of net expenses to average net assets ........      1.15%(C)       1.15%         1.15%(C)
Ratio of net investment income to average net assets      0.50%(C)       0.22%         0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.
(B) Amount rounds to less than $0.001.
(C) Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================

1. ORGANIZATION

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Ohio Insured Tax-Free Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION -- California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Insured Tax-Free Fund, Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

ALLOCATIONS -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed.

Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

==========================================================================================================
The tax character of distributions paid for the years ended June 30, 2004 and 2003 was as follows:


----------------------------------------------------------------------------------------------------------
                                 CALIFORNIA TAX-FREE         FLORIDA TAX-FREE
                                    MONEY MARKET                MONEY MARKET             OHIO INSURED
                                        FUND                       FUND                 TAX-FREE FUND
----------------------------------------------------------------------------------------------------------
                                  2004         2003         2004         2003         2004         2003
From tax exempt income         $  190,813   $  491,486   $  110,513   $  198,377   $2,585,019   $2,548,395
From ordinary income                   --        5,753           --           --       49,199       16,402
From long-term capital gains          251           --           --           --    1,032,056      348,704
                               ---------------------------------------------------------------------------
                               $  191,064   $  497,239   $  110,513   $  198,377   $3,666,274   $2,913,501
                               ===========================================================================
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                    OHIO TAX-FREE               TAX-FREE
                                    MONEY MARKET              MONEY MARKET
                                         FUND                     FUND
--------------------------------------------------------------------------------
                                   2004        2003          2004        2003
From tax exempt income ......  $1,939,469   $3,785,390   $  120,215   $  205,531
From ordinary income ........      10,212           --        9,655          673
From long-term capital gains        1,198           --           --       42,279
                               -------------------------------------------------
                               $1,950,879   $3,785,390   $  129,870   $  248,483
                               =================================================
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2004:

--------------------------------------------------------------------------------------------------------------
                                           CALIFORNIA        FLORIDA
                                             TAX-FREE        TAX-FREE      OHIO-INSURED
                                           MONEY MARKET    MONEY MARKET      TAX-FREE
                                               FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------------
Cost of portfolio investments ..........   $ 59,593,130    $ 29,423,749    $ 86,604,327
                                           ============================================
Gross unrealized appreciation ..........   $         --    $         --    $  3,890,081
Gross unrealized depreciation ..........             --              --        (413,577)
                                           --------------------------------------------
Net unrealized appreciation/depreciation             --              --       3,476,504
Capital loss carryforward ..............             --            (108)             --
Post-October losses ....................         (3,544)         (5,422)             --
Undistributed tax exempt income ........            487           7,069          83,974
Other temporary differences ............           (103)         (7,069)        (83,974)
                                           ============================================
  Accumulated earnings (deficit) .......   $     (3,160)   $     (5,530)   $  3,476,504
                                           ============================================

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------
                                                  OHIO
                                                TAX-FREE            TAX-FREE
                                               MONEY MARKET       MONEY MARKET
                                                  FUND                FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ..........      $ 341,376,338       $  36,470,594
                                              ==================================
Undistributed tax exempt income ........      $     100,828       $       1,626
Undistributed long-term gains ..........             16,293                  --
Other temporary differences ............           (100,828)               (383)
                                              ==================================
  Accumulated earnings .................      $      16,293       $       1,243
                                              ==================================
--------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

The capital loss carryforward as of June 30, 2004 in the table above expires as follows:

--------------------------------------------------------------------------------
                                                       AMOUNT    EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund ................   $    108     June 30, 2010
--------------------------------------------------------------------------------

The capital loss carryforward may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Reclassification of capital accounts -- To the extent of permanent book/tax differences, such amounts are reclassified within the capital accounts based on their federal tax basis treatments; temporary differences do not require such reclassification. These reclassifications have no impact on net asset value of the Funds.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and government securities) were as follows for the six months ended December 31, 2004:

--------------------------------------------------------------------------------
                                                                   OHIO INSURED
                                                                   TAX-FREE FUND
--------------------------------------------------------------------------------
Purchases of investment securities ..............................    $10,153,772
Proceeds from sales and maturities of investment securities .....    $14,797,936
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

4. TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

The Trust and the Advisor have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund:
California Tax-Free Money Market Fund -0.75%; Florida Tax-Free Money Market Fund
- 0.75%; Ohio Insured Tax-Free Fund - 0.75% for Class A shares and 1.50% for Class C shares; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Tax-Free Money Market Fund, - 0.89% for Class A shares and 1.15% for Class S shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2005.

Pursuant to this expense limitation agreement, during the six months ended December 31, 2004, the Advisor waived the following fees:

  California Tax-Free Money Market Fund                             $  93,064
  Florida Tax-Free Money Market Fund                                $  47,010
  Ohio Insured Tax-Free Fund                                        $ 130,756
  Ohio Tax-Free Money Market Fund                                   $ 145,486
  Tax-Free Money Market Fund                                        $  70,461

During the year ended June 30, 2004, the Advisor made a capital contribution to the Ohio Insured Tax-Free Fund Class A shares totaling $150,000.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund based on the Fund's net assets.

TRANSFER AGENT AGREEMENT

The Trust has entered into a Transfer Agency Agreement with Integrated. Under the terms of the agreement, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee per Fund, based on average net assets, of each Fund subject to an additional monthly fee for each additional class of shares. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $7,022 from underwriting and broker commissions on the sale of Class A shares of the Ohio Insured Tax-Free Fund during the six months ended December 31, 2004. In addition, the Underwriter collected $973 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Insured Tax-Free Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Insured Tax-Free Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between theTrust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

--------------------------------------------------------------------------------
                                                            OHIO INSURED
                                                            TAX-FREE FUND
--------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED          YEAR
                                                       DECEMBER 31,    ENDED
                                                          2004        JUNE 30,
                                                       (UNAUDITED)      2004
--------------------------------------------------------------------------------
CLASS A
Shares sold ...........................................   191,694     3,651,817
Shares issued in connection with acquisition (Note 6) .        --     2,336,257
Shares reinvested .....................................    88,577       178,114
Shares redeemed .......................................  (488,480)   (4,330,774)
                                                        -----------------------
Net increase in shares outstanding ....................  (208,209)    1,835,414
Shares outstanding, beginning of year ................. 6,662,720     4,827,306
                                                        -----------------------
Shares outstanding, end of year ....................... 6,454,511     6,662,720
                                                        -----------------------

CLASS B
Shares sold ...........................................        --        12,695
Shares reinvested .....................................        --           917
Shares redeemed .......................................        --        (1,763)
                                                        -----------------------
Shares redeemed in connection with acquisition (Note 6)        --       (36,723)
Net increase (decrease) in shares outstanding .........        --       (24,874)
Shares outstanding, beginning of year .................        --        24,874
                                                        -----------------------
Shares outstanding, end of year .......................        --            --
                                                        -----------------------

CLASS C
Shares sold ...........................................    40,983        85,092
Shares issued in connection with acquisition (Note 6) .        --       336,184
Shares reinvested .....................................     8,954        21,222
Shares redeemed .......................................  (111,802)     (194,697)
                                                        -----------------------
Net increase in shares outstanding ....................   (61,865)      247,801
Shares outstanding, beginning of year .................   843,344       595,543
                                                        -----------------------
Shares outstanding, end of year .......................   781,479       843,344
                                                        -----------------------
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. ACQUISITION

On May 21, 2004, a Special Meeting of Shareholders of the Touchstone Tax-Free Intermediate Term Fund, a series of the Trust was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Touchstone Tax-Free Intermediate Term Fund Class A, Class B and Class C Shares, a series of the Trust, in exchange for shares of the Touchstone Ohio Insured Tax-Free Fund Class A, Class A and Class C Shares, respectively.

The acquisition was approved as follows:
                                                         Number of Votes
                                               ---------------------------------
                                                  For        Against     Abstain
                                               ---------     -------     -------
Touchstone Tax-Free Intermediate Term Fund     1,538,848     116,172     105,067

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization:

                                                    BEFORE REORGANIZATION                                    AFTER REORGANIZATION
                        -------------------------------------------------------------------------------   -------------------------
                                       TOUCHSTONE                             TOUCHSTONE                         TOUCHSTONE
                                  TAX-FREE INTERMEDIATE                      OHIO INSURED                       OHIO INSURED
                                        TERM FUND                            TAX-FREE FUND                      TAX-FREE FUND
                        --------------------------------------   --------------------------------------   -------------------------
                          CLASS A        CLASS B      CLASS C      CLASS A        CLASS B      CLASS C      CLASS A       CLASS C
Shares ................   2,395,217       46,318       357,175     4,555,552       36,723       518,125     6,890,345      854,017
Net Assets ............ $26,081,422     $504,627    $3,890,674   $52,718,330     $425,073    $6,000,365   $79,729,452   $9,891,039
Net Asset Value .......      $10.89       $10.89        $10.89        $11.57       $11.58        $11.58        $11.57       $11.58
Unrealized Appreciation
  (Depreciation) ......    $491,346     $(27,709)    $(117,535)   $2,627,265     $(16,255)    $(358,251)   $3,074,647    $(475,786)

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

8. PORTFOLIO COMPOSITION

As of December 31, 2004, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 90.6% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of December 31, 2004, 26.1% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 11.9% in the State of Kentucky.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2004, there were no concentrations of investments (10% or greater) in any one issuer.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 2004, 84.6% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 83.6% of its portfolio securities.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The concentration of investments for each Fund as of December 31, 2004, classified by revenue source, was as follows:

-------------------------------------------------------------------------------------------------
                              CALIFORNIA      FLORIDA                      OHIO
                                TAX-FREE      TAX-FREE        OHIO        TAX-FREE       TAX-FREE
                                 MONEY         MONEY        INSURED        MONEY          MONEY
                                 MARKET        MARKET       TAX-FREE       MARKET         MARKET
                                  FUND          FUND          FUND          FUND           FUND
-------------------------------------------------------------------------------------------------
General Obligations .....          0.5%          5.3%         53.5%          4.4%          8.4%
                              -----------------------------------------------------------------
Revenue Bonds:
  Industrial Development/
  Pollution Control .....         19.6%          4.6%           --           8.8%         17.9%
  Hospital/Health Care ..          5.8%         18.2%         12.5%         23.5%         20.7%
  Utilities/Water & Sewer         15.7%           --           7.6%         13.9%         15.5%
  Education .............          8.5%         19.8%          7.5%         10.7%          4.6%
  Housing/Mortgage ......         29.7%         38.3%          3.2%          6.4%          4.2%
  Economic Development ..          1.1%           --            --           6.2%          5.6%
  Public Facilities .....         16.4%          4.6%           --           4.7%          0.4%
  Transportation ........          0.2%           --           2.5%          1.9%          3.6%
  Special Tax ...........          2.5%           --            --          11.1%          2.2%
  Miscellaneous .........           --           9.2%         13.2%          8.4%         16.9%
                              -----------------------------------------------------------------
Total Investments .......        100.0%        100.0%        100.0%        100.0%        100.0%
                              =================================================================
-------------------------------------------------------------------------------------------------

9. PROXY VOTING DISCLOSURE

The Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2004 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

10. QUARTERLY PORTFOLIO DISCLOSURE

The Trust will file a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

11. SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2004" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                               EXPENSES PAID
                                               NET EXPENSE       TOTAL RETURN    BEGINNING        ENDING         DURING THE
                                                  RATIO          SIX MONTHS       ACCOUNT         ACCOUNT        SIX MONTHS
                                               ANNUALIZED           ENDED          VALUE           VALUE           ENDED
                                               DECEMBER 31,      DECEMBER 31,     JULY 1,        DECEMBER 31,   DECEMBER 31,
                                                  2004               2004          2004             2004            2004*
----------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund
  Actual ............................             0.75%             0.37%        $1,000.00        $1,003.70        $ 3.79
  Hypothetical ......................             0.75%             2.52%        $1,000.00        $1,021.42        $ 3.82
Florida Tax-Free Money Market Fund
  Actual ............................             0.75%             0.36%        $1,000.00        $1,003.60        $ 3.79
  Hypothetical ......................             0.75%             2.52%        $1,000.00        $1,021.42        $ 3.82
Ohio Insured Tax-Free Fund
  Class A Actual ....................             0.75%             5.19%        $1,000.00        $1,051.90        $ 3.88
  Class A Hypothetical ..............             0.75%             2.52%        $1,000.00        $1,021.42        $ 3.82
  Class C Actual ....................             1.50%             4.79%        $1,000.00        $1,047.90        $ 7.74
  Class C Hypothetical ..............             1.50%             2.52%        $1,000.00        $1,017.64        $ 7.63
Ohio Tax-Free Money Market Fund
  Retail Class Actual ...............             0.75%             0.39%        $1,000.00        $1,003.90        $ 3.79
  Retail Class Hypothetical .........             0.75%             2.52%        $1,000.00        $1,021.42        $ 3.82
  Institutional Class Actual ........             0.50%             0.52%        $1,000.00        $1,005.20        $ 2.53
  Institutional Class Hypothetical ..             0.50%             2.52%        $1,000.00        $1,022.68        $ 2.55
Tax-Free Money Market Fund
  Class A Actual ....................             0.89%             0.40%        $1,000.00        $1,004.00        $ 4.50
  Class A Hypothetical ..............             0.89%             2.52%        $1,000.00        $1,020.72        $ 4.53
  Class S Actual ....................             1.15%             0.27%        $1,000.00        $1,002.70        $ 5.81
  Class S Hypothetical ..............             1.15%             2.52%        $1,000.00        $1,019.41        $ 5.85
----------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

CALIFORNIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 3.8%                                 RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    250,000  Central CA USD COP .................................................................  3.500   01/01/05   $    250,000
     400,000  Natomas CA USD COP Called @ 100 ....................................................  2.500   02/01/05        400,000
     300,000  San Jose CA Arpt Rev ...............................................................  4.250   03/01/05        301,507
     100,000  San Francisco CA City & Co Arpts ...................................................  4.000   05/01/05        100,824
     410,000  Long Beach CA Habor Rev Ser A ......................................................  2.500   05/15/05        410,595
     155,000  East Bay CA Muni Util Dist Wtr Sys Rev .............................................  5.000   06/01/05        156,976
     215,000  San Francisco CA Bay Area Rapid Trans Dist Sales Tax Rev
              Prerefunded @ 101 ..................................................................  5.500   07/01/05        220,847
     130,000  Bell Gardens CA Wtr Rev ............................................................  1.750   10/01/05        129,807
                                                                                                                       ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................................                     $  1,970,556
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 91.3%                                             RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
 $   400,000  CA PCR Fin Auth Rev Ser F ..........................................................  2.200   01/01/05   $    400,000
   1,400,000  CA St Kindergarten UTGO ............................................................  2.250   01/01/05      1,400,000
     720,000  CA St Muni Secs Tr Rcpts SGA 135 ...................................................  2.190   01/01/05        720,000
     600,000  CA St. Dept. Wtr. Res. Pwr. Supply Rev .............................................  2.250   01/01/05        600,000
   1,100,000  Los Angeles CA Regl Arpts Impt Corp Lease Rev ......................................  2.220   01/01/05      1,100,000
   2,000,000  ABN AMRO MuniTops Ctfs Tr 2004-12 (Chabot Cmnty College) ...........................  2.020   01/04/05      2,000,000
   1,500,000  ABAG CA Fin Auth MFH (Vintage Chateau) Ser A .......................................  2.070   01/05/05      1,500,000
     350,000  CA Ed Fac Auth (Mt St Marys College) ...............................................  2.030   01/05/05        350,000
   1,000,000  CA Hlth Fac Fin (Catholic Hlth West) ...............................................  1.980   01/05/05      1,000,000
     325,000  CA Infra EDB (Independent Sys Oper) ................................................  1.980   01/05/05        325,000
   1,300,000  CA PCR Fin Sld Wst Disp (Mission Trail Wst Sys A) ..................................  2.120   01/05/05      1,300,000
     930,000  Huntington Park CA PFA Lease Rev ...................................................  2.050   01/05/05        930,000
   2,060,000  Long Beach CA Bldg Fin Lease (Long Beach Museum of Art) ............................  1.950   01/05/05      2,060,000
     950,000  Los Angeles CA Conv Ctr Auth Rev ...................................................  1.950   01/05/05        950,000
   1,600,000  Modesto CA MFH Rev (Westdale Commons) A ............................................  1.950   01/05/05      1,600,000
   2,000,000  San Francisco CA Redv Agy (Bayside Village) Ser B ..................................  1.980   01/05/05      2,000,000
   1,600,000  Vacaville CA IDA IDR (Leggett & Platt) Ser B .......................................  2.050   01/05/05      1,600,000
   1,500,000  Alameda Co CA IDA (PJs Lumber Inc) .................................................  2.090   01/06/05      1,500,000
   1,000,000  Berkeley CA Rev (Berkeley YMCA) ....................................................  1.960   01/06/05      1,000,000
   2,675,000  CA HFA MFH Rev Ser B ...............................................................  2.030   01/06/05      2,675,000
     240,000  CA Infra EDB IDR (Metrotile Mfg) ...................................................  2.280   01/06/05        240,000
   1,000,000  CA St Dept of Wtr & Pwr Supply Rev Ser C-7 .........................................  2.000   01/06/05      1,000,000
     100,000  CA Statewide CDA IDR (American Modular Sys) ........................................  2.120   01/06/05        100,000
   2,300,000  El Monte CA COP Cmnty Impt Ser A ...................................................  2.000   01/06/05      2,300,000
   1,400,000  Hanford CA Swr Rev .................................................................  2.030   01/06/05      1,400,000
   1,000,000  Los Angeles CA CRA MFH Rev (Views at 270) ..........................................  2.040   01/06/05      1,000,000
     400,000  Los Angeles CA Wtr & Pwr Rev A-6 ...................................................  1.950   01/06/05        400,000
   3,000,000  Los Angeles CA Wtr & Pwr Rev B-1 ...................................................  2.000   01/06/05      3,000,000
     995,000  Oakland CA Liquidity Fac Rev (ABAG) ................................................  2.050   01/06/05        995,000
   1,450,000  Riverside Co CA IDA (Adv Business Graphics) Ser A ..................................  2.070   01/06/05      1,450,000
   1,300,000  Riverside Co CA IDA (Adv Business Graphics) Ser B ..................................  2.070   01/06/05      1,300,000
   2,000,000  Sacramento CA USD COP ..............................................................  1.980   01/06/05      2,000,000
     400,000  Sacramento Co CA MFH Rev (Fairway II Apts) .........................................  1.950   01/06/05        400,000
     500,000  Salinas CA MFH Rev (Brentwood Garden) ..............................................  1.960   01/06/05        500,000

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)

===================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 91.3%                                            COUPON   MATURITY       MARKET
   AMOUNT     (CONTINUED)                                                                           RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    800,000  San Bernardino Co CA Cap Impt COP ..................................................  1.950   01/06/05   $    800,000
     240,000  San Jacinto CA USD COP .............................................................  1.950   01/06/05        240,000
   1,250,000  Sausalito CA MFH Rev (Rotary Village Sr Hsg) .......................................  2.000   01/06/05      1,250,000
     400,000  CA PCR Fin Auth Rev (Southdown Inc) Ser A ..........................................  1.750   01/15/05        400,000
   3,100,000  CA PCR Fin Auth Rev (Southdown Inc) Ser B ..........................................  1.750   01/15/05      3,100,000
                                                                                                                       ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES .............................................                     $ 46,885,000
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     COMMERCIAL PAPER -- 4.7%                                                              RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  2,400,000  CA Infra EDB CP (Salvation Army) ...................................................  2.100   08/09/05   $  2,400,000
                                                                                                                       ------------
              TOTAL INVESTMENT SECURITIES -- 99.8%
              (Amortized Cost $51,255,556) .......................................................                     $ 51,255,556

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ......................................                           81,996
                                                                                                                       ------------

              NET ASSETS -- 100.0% ...............................................................                     $ 51,337,552
                                                                                                                       ============

See accompanying notes to portfolio of investments and notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 11.4%                                RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    100,000  Tampa FL Sports Auth Rev (Tourist Dev Tax) .........................................  4.700   01/01/05   $    100,000
     100,000  Broward Co FL SD GO ................................................................  5.000   02/15/05        100,470
     850,000  Broward Co FL SD UTGO ..............................................................  5.000   02/15/05        853,741
     900,000  Center Grove IN Bldg Corp Rev BANS .................................................  2.000   04/01/05        900,990
     625,000  St Lucie Co FL Pub Impt Rev ........................................................  2.000   04/01/05        625,301
     200,000  FL St Brd of Ed UTGO ...............................................................  5.000   06/01/05        202,808
     300,000  Zionsville IN Cmnty Sch Bldg GO BANS ...............................................  1.900   07/01/05        300,000
     200,000  Franklin OH GO BANS ................................................................  2.250   07/21/05        200,270
     300,000  Rhodes IL SD #84.5 Ed Purp TAWS ....................................................  3.125   10/24/05        302,518
                                                                                                                       ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................................                     $  3,586,098
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 81.1%                                             RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,400,000  Broward Co FL Health Facs Rev (John Knox Village) ..................................  2.300   01/01/05   $  1,400,000
   1,175,000  Collier Co FL Health Fac Auth Hosp Rev (Cleveland Clinic) ..........................  2.190   01/01/05      1,175,000
     600,000  FL St Brd Ed Muni Secs Trust Rcpts Ser SGA 102 .....................................  2.170   01/01/05        600,000
     800,000  Muni Sec Tr Ctfs 01-160 (Florida Brd of Ed) ........................................  2.170   01/01/05        800,000
     300,000  Muni Sec Tr Ctfs Ser 01-161 (Florida Brd of Ed) ....................................  2.170   01/01/05        300,000
   1,300,000  Sarasota Co FL Pub Hosp Brd Rev (Sarasota Mem Hosp) ................................  2.250   01/01/05      1,300,000
   1,205,000  Broward Co FL HFA MFH Rev (Fishermans Landing) .....................................  2.000   01/05/05      1,205,000
     250,000  Broward Co FL HFA MFH Rev (Jacaranda Village Apts) .................................  2.000   01/05/05        250,000
     600,000  Broward Co FL HFA MFH Rev (Margate Investment) .....................................  2.000   01/05/05        600,000
   1,115,000  Broward Co FL HFA MFH Rev (Reflections Apts) .......................................  2.000   01/05/05      1,115,000
     500,000  Clay Co FL HFA MFH Rev (Bluff Hsg) Ser A ...........................................  2.000   01/05/05        500,000
     900,000  Clay Co FL HFA MFH Rev (Bluff Hsg) Ser B ...........................................  2.000   01/05/05        900,000
     575,000  Dade Co FL IDA IDR (Dolphins Stadium) Ser A ........................................  1.980   01/05/05        575,000
     650,000  Dade Co FL IDA IDR (Dolphins Stadium) Ser D ........................................  1.980   01/05/05        650,000
     765,000  FL HFA MFH Rev (Carlton Arms II) ...................................................  2.050   01/05/05        765,000
     500,000  Jacksonville FL Cap Proj Rev Ser 2 .................................................  1.950   01/05/05        500,000
     500,000  Lee Co FL IDR Ed Facs (Canterbury School) ..........................................  2.000   01/05/05        500,000
     605,000  Marion Co FL HFA (Paddock Apts) ....................................................  2.000   01/05/05        605,000
     500,000  Palm Beach Co FL Rev (Jewish Cmnty Campus) .........................................  2.000   01/05/05        500,000
     700,000  Voluisa Co FL HFA MFH Rev (Anatole Apts) ...........................................  2.000   01/05/05        700,000
   1,000,000  Brevard Co FL Ed Fac Auth Rev (FL Institute of Tech B) .............................  2.000   01/06/05      1,000,000
     900,000  Broward Co FL HFA MFH Rev (Waters Edge) ............................................  2.000   01/06/05        900,000
     135,000  Dade Co FL IDA Rev (Spectrum Programs Inc) .........................................  2.050   01/06/05        135,000
   1,375,000  Duval Co FL HFA MFH Rev (Glades Apts) ..............................................  2.000   01/06/05      1,375,000
     950,000  Duval Co FL HFA MFH Rev (Sunbeam Road Apts) ........................................  2.000   01/06/05        950,000
     120,000  Gulf Breeze FL Loc Govt Loan Prog B ................................................  1.990   01/06/05        120,000
     350,000  Gulf Breeze FL Muni Bond Fund Ser A ................................................  2.000   01/06/05        350,000
     100,000  Jacksonville FL Health Fac Auth (River Garden/Coves) ...............................  1.790   01/06/05        100,000
   1,400,000  Orlando & Orange Co FL Expwy Auth C-1 ..............................................  1.930   01/06/05      1,400,000
     800,000  Palm Beach Co FL Rev (Henry Morrison Flagler) ......................................  2.000   01/06/05        800,000
   1,000,000  Palm Beach Co FL Rev (Morse Oblig Group) ...........................................  2.030   01/06/05      1,000,000
     775,000  Pasco Co FL SB COP .................................................................  1.990   01/06/05        775,000
     400,000  Seminole Co FL IDA (Florida Living Nursing Ctr) ....................................  2.190   01/06/05        400,000

FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)

===================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 81.1%                                            COUPON   MATURITY       MARKET
   AMOUNT     (CONTINUED)                                                                           RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Seminole Co FL IDA Rev (Master Academy) ............................................  2.030   01/06/05   $  1,000,000
     200,000  Univ of North FL 1998 Parking Rev Bonds ............................................  2.030   01/06/05        200,000
                                                                                                                       ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES .............................................                     $ 25,445,000
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     ADJUSTABLE RATE PUT BONDS -- 7.1%                                                     RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    450,000  Corpus Christi TX IDC EDR (Texas Air Invt) .........................................  1.650   02/01/05   $    450,000
     765,000  Fort Thomas KY IDR (Carmel Manor) ..................................................  1.750   04/01/05        765,000
   1,000,000  Putnam Co FL Dev Auth PCR (Seminole Elec Coop) .....................................  2.050   06/15/05      1,000,000
                                                                                                                       ------------
              TOTAL ADJUSTABLE RATE PUT BONDS ....................................................                     $  2,215,000
                                                                                                                       ------------
              TOTAL INVESTMENT SECURITIES -- 99.6%
              (Amortized Cost $31,246,098) .......................................................                     $ 31,246,098

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4% ......................................                          116,164
                                                                                                                       ------------

              NET ASSETS -- 100.0% ...............................................................                     $ 31,362,262
                                                                                                                       ============

See accompanying notes to portfolio of investments and notes to financial statements.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 89.8%                                RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,095,000  West Clermont OH LSD GO Prerefunded @ 102 ..........................................  6.900   12/01/05   $  1,164,423
   1,000,000  Norwood OH TIF Rev (Cornerstore) ...................................................  4.500   12/07/05      1,001,800
     530,000  Toledo OH GO .......................................................................  6.000   12/01/06        566,581
     299,624  Columbus OH Special Assessment GO ..................................................  5.050   04/15/08        321,973
     540,000  Ohio St Revitalization .............................................................  5.000   10/01/08        587,817
     400,000  West Clermont OH LSD GO ............................................................  6.150   12/01/08        414,012
   1,000,000  Ohio St Bldg Auth Rev (Adult Correctional Bldg)
              Prerefunded @ 100 ..................................................................  5.250   10/01/09      1,121,730
   1,035,000  Reading OH Rev (St Mary's Ed Institute) ............................................  5.550   02/01/10      1,146,604
     325,000  Columbus OH LTGO ...................................................................  4.750   06/15/10        347,737
     790,000  Cuyahoga Co OH Mtg Rev (West Tech Apts) ............................................  5.100   09/20/10        837,969
     415,000  Dublin OH Var Purp Impt Ser A Prerefunded @ 100 ....................................  6.000   12/01/10        482,512
     590,000  Hubbard OH EVSD UTGO ...............................................................  5.400   12/01/10        648,947
   1,000,000  Summit Co OH GO Prerefunded @ 101 ..................................................  6.000   12/01/10      1,171,080
     180,000  Cuyahoga Co OH Hosp Rev (Univ Hosp) Escrowed to Maturity ...........................  9.000   06/01/11        217,584
   1,000,000  Lorain Co OH Hosp Rev (Catholic Health) ............................................  5.625   10/01/11      1,117,470
     275,000  Akron OH GO ........................................................................  6.000   11/01/11        316,885
     365,000  Bexley OH CSD GO ...................................................................  7.125   12/01/11        454,323
   1,000,000  Hamilton Co OH Swr Sys Rev .........................................................  5.500   12/01/11      1,141,530
   1,075,000  Franklin Co OH Hosp Rev Impt (Childrens Hosp) ......................................  5.500   05/01/12      1,204,559
   1,000,000  Bowling Green St Univ OH General Rcpts Rev .........................................  5.750   06/01/12      1,136,480
     275,000  Ohio St Pub Facs Cmnty Mental Health Cap Facs ......................................  5.200   06/01/12        299,024
     515,000  South-Western OH CSD GO (Franklin & Pickway Co) ....................................  5.000   12/01/12        572,397
     400,000  Akron OH GO ........................................................................  6.500   11/01/14        489,116
   1,000,000  Indian Hill OH EVSD GO .............................................................  5.250   12/01/14      1,109,700
     530,000  Ottawa Co OH GO ....................................................................  5.750   12/01/14        557,189
     660,000  West Chester Twp OH GO .............................................................  5.500   12/01/14        747,113
     400,000  Warren OH Wtr Wrks Rev .............................................................  5.500   11/01/15        455,996
   1,000,000  Buckeye Valley OH LSD GO ...........................................................  6.850   12/01/15      1,217,360
     680,000  Columbus-Polaris Hsg Corp Rev Prerefunded @ 100 ....................................  7.400   01/01/16        832,884
     945,000  Chillicothe OH CSD GO ..............................................................  5.000   12/01/16      1,037,941
     465,000  Cincinnati OH Police & Fireman's Disability GO .....................................  5.750   12/01/16        525,766
     975,000  Hamilton Co OH Convention Facs Auth Rev (Second Lien) ..............................  5.000   12/01/16      1,064,437
   1,260,000  Cleveland OH Arpt Sys Rev ..........................................................  5.125   01/01/17      1,342,921
     750,000  Butler Co OH Trans Impt Dist .......................................................  5.125   04/01/17        810,188
     415,000  Toledo OH Swr Sys Rev ..............................................................  6.350   11/15/17        424,649
     335,000  Akron OH Wtr Wrks Rev ..............................................................  5.250   12/01/17        369,780
   1,000,000  Springfield OH CSD GO ..............................................................  5.000   12/01/17      1,080,770
     655,000  Twinsburg OH Park & Land GO ........................................................  5.500   12/01/17        737,406
   1,000,000  Univ of Cincinnati OH General Rcpts Rev ............................................  5.750   06/01/19      1,126,100
   1,000,000  Lucas Co OH Hsg Dev Corp (Northgate Apts) ..........................................  5.950   07/01/19      1,011,160
   1,000,000  Lorain Co OH Hosp Rev (Catholic Health Partners) ...................................  5.500   09/01/19      1,111,050
   1,000,000  Lucas Co OH Hosp Rev (Promedica Health Grp) ........................................  5.625   11/15/19      1,118,090
     745,000  Crawford Co OH GO ..................................................................  4.750   12/01/19        779,099
   1,000,000  Hamilton OH CSD GO .................................................................  5.500   12/01/19      1,116,200
   1,085,000  West Clermont OH LSD GO ............................................................  5.000   12/01/19      1,165,474
     500,000  Akron OH GO ........................................................................  5.800   11/01/20        565,960
     210,000  Butler Co OH GO ....................................................................  5.250   12/01/20        230,267
   1,000,000  Greene Co OH Swr Sys Rev ...........................................................  5.625   12/01/20      1,122,500

OHIO INSURED TAX-FREE FUND
(CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 89.8%                               COUPON   MATURITY       MARKET
   AMOUNT     (CONTINUED)                                                                           RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  Nordonia Hills OH CSD GO ...........................................................  5.375   12/01/20   $  1,659,614
   1,000,000  Pickerington OH LSD UTGO ...........................................................  5.250   12/01/20      1,094,110
     850,000  West Chester Twp OH GO .............................................................  5.000   12/01/20        909,917
   1,210,000  Cincinnati OH Tech College Rev .....................................................  5.250   10/01/21      1,320,364
     525,000  Kings OH LSD GO ....................................................................  6.050   12/01/21        603,587
     500,000  Lake OH LSD GO (Stark Co) ..........................................................  5.750   12/01/21        561,910
   1,000,000  Monroe OH LSD Sch Impt GO ..........................................................  5.000   12/01/21      1,064,860
   1,185,000  Akron OH Impt GO ...................................................................  5.000   12/01/22      1,259,394
     765,000  Fairfield Co OH GO .................................................................  5.000   12/01/22        810,770
   1,200,000  Ross Twp OH LSD GO .................................................................  5.000   12/01/22      1,275,336
     250,000  Ohio St Higher Ed Fac (Xavier Univ) ................................................  5.000   05/01/23        263,748
   1,510,000  Wright St Univ OH General Rcpts ....................................................  5.000   05/01/23      1,601,203
   1,050,000  Harrison OH Wst Wtr Sys Rev ........................................................  5.250   11/01/23      1,142,243
   1,000,000  Akron OH Var Purp GO ...............................................................  5.000   12/01/23      1,054,030
     450,000  Columbus OH TIF Rev (Polaris) ......................................................  4.750   12/01/23        464,121
   1,350,000  Greater Cleveland OH Regl Trans Auth ...............................................  5.000   12/01/23      1,434,564
   1,480,000  Lakewood OH CSD ....................................................................  5.250   12/01/23      1,621,280
   1,000,000  Newark OH Var Purp GO ..............................................................  4.750   12/01/23      1,032,250
   1,000,000  OH St Higher Ed Fac Rev ............................................................  5.000   12/01/23      1,058,480
   1,000,000  Toledo OH CSD GO ...................................................................  5.000   12/01/23      1,058,190
   1,000,000  Hamilton Co OH Hosp Rev (Cincinnati Childrens Hosp) ................................  5.000   05/15/24      1,048,760
     400,000  Springboro OH Swr Sys Rev ..........................................................  5.000   06/01/24        422,432
   1,000,000  Cleveland OH Muni Sch Dist GO ......................................................  5.250   12/01/24      1,085,800
   1,050,000  Delaware Co OH GO ..................................................................  5.000   12/01/24      1,100,211
   1,000,000  Hamilton OH CSD GO .................................................................  5.625   12/01/24      1,114,340
   1,000,000  Hilliard OH CSD GO .................................................................  5.750   12/01/24      1,132,000
   1,000,000  Kings OH LSD GO ....................................................................  5.650   12/01/24      1,116,240
   1,250,000  Fremont OH Var Purp GO .............................................................  5.000   12/15/24      1,309,788
     810,000  Big Walnut OH LSD GO ...............................................................  5.000   12/01/25        853,351
   1,750,000  Eaton OH CSD GO ....................................................................  5.000   12/01/25      1,835,907
     300,000  Galion OH CSD UTGO .................................................................  5.000   12/01/25        314,727
   1,200,000  Jefferson OH LSD UTGO (Madison Co) .................................................  5.000   12/01/25      1,267,200
   1,500,000  Marysville OH EVSD GO ..............................................................  5.000   12/01/25      1,566,705
   1,000,000  Plain OH LSD GO ....................................................................  5.000   12/01/25      1,042,080
   1,000,000  Hudson OH CSD COP ..................................................................  5.000   06/01/26      1,042,680
   1,000,000  Hilliard OH CSD GO .................................................................  5.750   12/01/28      1,124,680
     905,000  Licking Heights OH LSD GO ..........................................................  6.400   12/01/28      1,128,761
                                                                                                                       ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................................                     $ 78,218,186
                                                                                                                       ------------

OHIO INSURED TAX-FREE FUND
(CONTINUED)

====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 9.7%                                              RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    400,000  Hamilton Co OH Hosp Fac Rev Adj (Health Alliance) ..................................  1.940   01/05/05   $    400,000
   1,100,000  Hamilton Co OH Hosp Rev (Health Alliance of Gtr Cincinnati) ........................  2.010   01/05/05      1,100,000
   3,030,000  Puerto Rico Commonwealth Govt Dev Bk ...............................................  1.920   01/05/05      3,030,000
   1,500,000  Puerto Rico Elec Pwr Auth Rev ......................................................  1.950   01/05/05      1,500,000
   1,000,000  Scioto Co OH Hosp Rev (VHA Ctr) Ser B ..............................................  1.980   01/05/05      1,000,000
     400,000  Scioto Co OH Hosp Rev (VHA Ctr) Ser C ..............................................  1.980   01/05/05        400,000
   1,000,000  Scioto Co OH Hosp Rev (VHA Ctr) Ser E ..............................................  1.980   01/05/05      1,000,000
                                                                                                                       ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES .............................................                     $  8,430,000
                                                                                                                       ------------
              TOTAL INVESTMENT SECURITIES -- 99.5%
              (Amortized Cost $81,186,819) .......................................................                     $ 86,648,186

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5% ......................................                          445,995
                                                                                                                       ------------

              NET ASSETS -- 100.0% ...............................................................                     $ 87,094,181
                                                                                                                       ============

See accompanying notes to portfolio of investments and notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 21.5%                                RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  2,180,000  AMP-OH Elec Rev BANS (Brewster Vlg) ................................................  1.350    01/13/05  $  2,180,000
   1,270,000  Willard OH GO BANS .................................................................  1.670    01/27/05     1,270,286
     770,000  Olmsted Falls OH BANS ..............................................................  1.550    02/10/05       770,167
     300,000  Hamilton OH CSD LTGO BANS 2004 .....................................................  1.550    02/24/05       300,088
     660,000  Hamilton Twp OH Pub Infra Impt LTGO ................................................  1.650    03/24/05       660,587
     500,000  Crestline OH UTGO Swr Impt BANS ....................................................  1.730    03/30/05       500,453
     200,000  OH St Bldg Auth St Facs (Adult Corr Bldg A) ........................................  5.000    04/01/05       201,476
   3,098,000  Maple Heights OH CSD LTGO BANS .....................................................  1.500    04/29/05     3,098,091
     135,000  OH St Hwy Cap Impts UTGO ...........................................................  4.750    05/01/05       136,462
     175,000  Wilmington OH Park Land Acq LTGO BANS ..............................................  2.200    05/02/05       175,289
   3,810,000  Willard City OH Var Purp Impt LTGO BANS ............................................  1.900    05/18/05     3,813,522
   4,500,000  Loveland OH CSD UTGO TANS ..........................................................  2.100    06/01/05     4,506,417
     250,000  OH St Wtr Dev Auth Rev .............................................................  5.000    06/01/05       252,977
     783,800  London City OH LTGO BANS Ser 2004 ..................................................  2.500    06/02/05       785,730
   2,800,000  Paulding Co OH Facs LTGO BANS ......................................................  2.500    06/14/05     2,806,443
   1,200,000  Chillicothe OH Wtr Tower Impt UTGO BANS ............................................  2.500    06/16/05     1,203,229
   1,000,000  Marietta OH UTGO BANS ..............................................................  3.050    06/22/05     1,004,407
   2,300,000  AMP-OH Elec Rev BANS (Newton Falls) ................................................  2.050    06/30/05     2,300,000
   2,650,000  AMP-OH Elec Rev BANS (Montpelier) ..................................................  2.150    07/07/05     2,650,000
   2,000,000  Columbiana OH GO BANS ..............................................................  2.500    07/07/05     2,002,514
   1,975,000  Warrensville Heights OH LTGO BANS ..................................................  2.100    07/14/05     1,977,067
   1,000,000  Liberty Twp OH Parkland Acq LTGO BANS ..............................................  2.260    08/11/05     1,002,155
   3,250,000  Hillsboro OH CSD Sch Impt UTGO BANS ................................................  2.850    08/17/05     3,261,021
     800,000  Sugarcreek OH BANS .................................................................  3.300    08/18/05       804,447
   6,740,000  AMP-OH Elec Rev BANS (Bryan) .......................................................  1.700    08/19/05     6,739,999
     325,000  Hebron OH Swr Impt LTGO BANS .......................................................  2.600    09/08/05       326,312
   3,648,500  Jackson Co OH Var Purp LTGO BANS ...................................................  2.300    09/08/05     3,657,096
     318,000  Richland Co OH Energy LTGO BANS ....................................................  2.500    09/28/05       319,271
     360,000  Wilmington OH Lowes Rd Const LTGO BANS .............................................  2.100    09/30/05       360,790
   1,550,000  Harrison Twp OH Fire Station LTGO BANS .............................................  2.100    10/20/05     1,551,819
     630,000  Licking Co OH (Jardin Manor Swr) LTGO BANS .........................................  2.450    10/20/05       632,227
   2,000,000  Olmsted Falls OH Bldg Impt LTGO BANS ...............................................  2.500    10/20/05     2,007,856
   2,075,000  AMP-OH Elec Rev BANS (Pioneer Vlg) .................................................  2.500    10/27/05     2,079,987
     475,000  AMP-OH Elec Rev BANS (Yellow Spring) ...............................................  2.500    11/03/05       475,972
   4,360,000  Springboro OH Real Estate Acq Rev ..................................................  3.000    11/03/05     4,377,847
   6,864,600  Deerfield Twp OH Var Pur LTGO BANS .................................................  2.750    12/01/05     6,886,036
   2,060,000  AMP-OH Elec Rev BANS (Edgerton) ....................................................  2.750    12/08/05     2,063,747
                                                                                                                       ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................................                     $ 69,141,787
                                                                                                                       ------------

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)

====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 74.1%                                             RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  2,600,000  Cuyahoga Co OH IDR (S&R Playhouse Rlty) ............................................  1.850   01/01/05   $  2,600,000
   2,000,000  OH St Higher Ed Fac (Case Western) .................................................  2.150   01/01/05      2,000,000
   4,000,000  Trumbull Co OH Healthcare (Shepard of Valley Lutheran Home) ........................  2.250   01/01/05      4,000,000
   3,000,000  ABN AMRO MuniTOPS Ctfs Tr 1998-18 Cleveland OH Wtrwk ...............................  2.020   01/05/05      3,000,000
   2,400,000  ABN AMRO MuniTOPS Ctfs Tr 1998-18 Cleveland OH Wtrwk ...............................  2.030   01/05/05      2,400,000
     845,000  Centerville OH Healthcare (Bethany Luth Vlg) .......................................  2.030   01/05/05        845,000
   3,000,000  Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 .........................................  2.000   01/05/05      3,000,000
   1,780,000  Cuyahoga Co OH Ed Fac (Utd Cerebral Paisy Assn) ....................................  2.070   01/05/05      1,780,000
   1,025,000  Erie Co OH IDR (Toft Dairy Inc) ....................................................  2.070   01/05/05      1,025,000
     390,000  Greene Co OH Hlth Fac (Greene Oaks) ................................................  2.070   01/05/05        390,000
     460,000  Hamilton Co OH EDR (General Prostestant) ...........................................  2.110   01/05/05        460,000
     780,000  Hamilton Co OH Hlth Fac (St Aloysius Orphanage) ....................................  2.070   01/05/05        780,000
   1,000,000  Hamilton Co OH Hosp (Health Alliance) Ser A ........................................  1.940   01/05/05      1,000,000
     900,000  Hamilton Co OH Hosp (Health Alliance) Ser F ........................................  2.010   01/05/05        900,000
   3,660,000  Kent St Univ Gen Rcpts Rev .........................................................  2.000   01/05/05      3,660,000
   3,900,000  Lake Co OH Hosp Facs (Lake Hosp) ...................................................  2.070   01/05/05      3,900,000
   1,710,000  Lorain Co OH IDR (EMH Regl Med Ctr) ................................................  2.070   01/05/05      1,710,000
   4,000,000  Middletown OH Dev (Bishop-Fenwick HS) ..............................................  2.000   01/05/05      4,000,000
   1,070,000  Monroe OH IDR (CR/PL Inc) ..........................................................  2.100   01/05/05      1,070,000
   2,000,000  Montgomery Co OH EDR (Dayton Art Inst) .............................................  2.050   01/05/05      2,000,000
   3,800,000  OH St GO Infrastructure Impt .......................................................  1.980   01/05/05      3,800,000
   7,505,000  OH St Infra Impt UTGO ..............................................................  1.950   01/05/05      7,505,000
   1,000,000  OH Wtr Dev Auth PCR (Cleveland Elec) Ser B .........................................  2.000   01/05/05      1,000,000
   7,110,000  OH Wtr Dev Auth Pure Wtr Ser B .....................................................  1.950   01/05/05      7,110,000
   2,050,000  OH Wtr Dev Auth Rev (Timken Company) ...............................................  2.000   01/05/05      2,050,000
     350,000  Orrville OH Hosp Fac (Orrville Hosp Fdtn) ..........................................  2.080   01/05/05        350,000
   2,200,000  Puerto Rico Commonwealth Govt Dev Bk ...............................................  1.920   01/05/05      2,200,000
   3,410,000  Puerto Rico Elec Pwr Auth Rev ......................................................  1.950   01/05/05      3,410,000
   1,375,000  Scioto Co OH Hosp Rev (VHA Ctr) Ser C ..............................................  1.980   01/05/05      1,375,000
   2,400,000  Summit Co OH Civic Fac (YMCA) ......................................................  2.070   01/05/05      2,400,000
   2,500,000  Akron Bath Copley OH Hosp (Summa Hlth) B ...........................................  2.010   01/06/05      2,500,000
     275,000  Akron Bath Copley OH Hosp (Visiting Nurse Svc) .....................................  2.060   01/06/05        275,000
   1,300,000  Ashtabula Co OH Hosp (Ashtabula Co Med Ctr) ........................................  2.020   01/06/05      1,300,000
   4,000,000  Athens Co OH Port Auth (Hsg OH Univ) ...............................................  2.020   01/06/05      4,000,000
   1,700,000  Butler Co OH Hosp Facs (Berkeley Sq Ret) ...........................................  2.040   01/06/05      1,700,000
   2,705,000  Cambridge OH Hosp Facs Rev (SE OH Regl Med) ........................................  2.060   01/06/05      2,705,000
   1,510,000  Carroll Co OH Healthcare Fac (St Johns Villa) ......................................  2.060   01/06/05      1,510,000
     120,000  Cochocton Co OH Hosp (Echoing Hills Vlg) ...........................................  2.100   01/06/05        120,000
     200,000  Columbus OH GO Ser 1 ...............................................................  1.960   01/06/05        200,000
   4,000,000  Coshocton Co OH Hosp Facs Rev (Mem Hosp) ...........................................  2.000   01/06/05      4,000,000
   1,560,000  Cuyahoga Co OH Civic Facs (West Side Ecumenical) ...................................  2.070   01/06/05      1,560,000
   4,900,000  Cuyahoga Co OH Hlth (Grdns Mcgregor Amasa Stone) ...................................  2.030   01/06/05      4,900,000
   3,145,000  Delaware Co OH Hlth Fac (Sarah Moore Home) .........................................  2.140   01/06/05      3,145,000
   1,620,000  Franklin Co OH EDR (Columbus Montessori) ...........................................  2.090   01/06/05      1,620,000
   2,120,000  Franklin Co OH EDR (Dominican Sisters) .............................................  2.070   01/06/05      2,120,000
   3,000,000  Franklin Co OH Hlth Fac (Friendship Vlg Dublin) ....................................  2.000   01/06/05      3,000,000
   1,605,000  Franklin Co OH Hlth Fac (Heinzerling Fndtn) ........................................  2.100   01/06/05      1,605,000
     885,000  Franklin Co OH Hlth Fac (Lifeline Organ Procurement) ...............................  2.070   01/06/05        885,000
     920,000  Franklin Co OH IDR (OH Girl Scout Council) .........................................  2.100   01/06/05        920,000
   1,800,000  Fulton Co OH IDR (Polycraft Inc) ...................................................  2.280   01/06/05      1,800,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)

====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 74.1%                                            COUPON   MATURITY       MARKET
   AMOUNT     (CONTINUED)                                                                           RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,600,000  Geauga Co OH Hlth Fac (Heather Hill) ...............................................  1.980   01/06/05   $  1,600,000
   1,278,900  Hamilton Co OH EDR (Cinti Performing Arts) .........................................  2.040   01/06/05      1,278,900
     300,000  Hamilton Co OH EDR (Contemporary Arts Ctr) .........................................  2.030   01/06/05        300,000
   1,570,000  Hamilton Co OH EDR (Union Institute) ...............................................  2.090   01/06/05      1,570,000
   1,350,000  Hamilton Co OH Hosp (Beechwood Home) ...............................................  2.040   01/06/05      1,350,000
     600,000  Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 1997 ..............................  2.010   01/06/05        600,000
   3,100,000  Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 2000 ..............................  2.010   01/06/05      3,100,000
   5,900,000  Hamilton Co OH Hosp (Drake Ctr Inc) ................................................  2.010   01/06/05      5,900,000
   4,700,000  Hamilton Co OH Hosp (Episcopal Retire Homes) Ser A .................................  2.010   01/06/05      4,700,000
   5,920,000  Hamilton Co OH Sales Tax Fltr Ctfs Ser 356 .........................................  2.020   01/06/05      5,920,000
  15,520,000  Hamilton OH Elec Sys Rev Ser A .....................................................  1.990   01/06/05     15,520,000
     265,000  Hamilton OH Elec Sys Rev Ser B .....................................................  1.990   01/06/05        265,000
   2,944,000  Hamilton OH MFH Afford Hsg (Knollwood Vlg) A .......................................  2.020   01/06/05      2,944,000
   1,948,000  Hamilton OH MFH Afford Hsg (Knollwood Vlg) B .......................................  2.020   01/06/05      1,948,000
   2,602,000  Hancock Co OH MFH (Crystal Glen Apts) A ............................................  2.020   01/06/05      2,602,000
   4,220,000  Lima OH Hosp Fac (Lima Mem Hosp) ...................................................  2.070   01/06/05      4,220,000
     400,000  Lucas Co OH Hlth Fac (Lutheran Homes) ..............................................  1.970   01/06/05        400,000
     100,000  Lucas Co OH Hosp Rev (Sunshine Childrens Home) .....................................  2.160   01/06/05        100,000
     110,000  Lucas Co OH IDR (SA Associates) ....................................................  2.110   01/06/05        110,000
     645,000  Mahoning Co OH IDR (OH Heart Inst) .................................................  2.100   01/06/05        645,000
   2,075,000  Marion Co OH Hosp Pooled Lease Rev .................................................  2.020   01/06/05      2,075,000
   1,140,000  Mason OH TIF Rev (Central Parke of Mason) ..........................................  2.090   01/06/05      1,140,000
   1,800,000  Middleburg Hgts OH Hosp Rev (SW Gen Hlth) ..........................................  2.030   01/06/05      1,800,000
   1,160,000  Montgomery Co OH Hlth Facs (Cmnty Blood Ctr) .......................................  2.100   01/06/05      1,160,000
   2,500,000  Montgomery Co OH Rev (St Vincent de Paul) ..........................................  2.030   01/06/05      2,500,000
     800,000  OH St Higher Ed Fac (John Carroll) .................................................  2.010   01/06/05        800,000
   3,000,000  OH St Higher Ed Fac (Mt St Joseph) .................................................  2.020   01/06/05      3,000,000
   3,000,000  OH St Higher Ed Fac Pooled Fin (1997) ..............................................  2.050   01/06/05      3,000,000
     500,000  OH St Higher Ed Fac Pooled Fin (1998) ..............................................  2.050   01/06/05        500,000
   3,200,000  OH St Higher Ed Fac Pooled Fin (1999) ..............................................  2.050   01/06/05      3,200,000
     200,000  OH St Higher Ed Rev (Malone College) ...............................................  2.060   01/06/05        200,000
     400,000  OH St Univ Gen Rcpts Rev Ser 1997 A ................................................  2.000   01/06/05        400,000
   2,100,000  OH St Univ Gen Rcpts Rev Ser 1997 B ................................................  2.000   01/06/05      2,100,000
   1,275,000  OH St Univ Gen Rcpts Rev Ser 1997 C ................................................  2.000   01/06/05      1,275,000
   1,475,000  Ottawa Co OH Hosp Rev (Lutheran Home of Mercy) Ser 99 ..............................  2.110   01/06/05      1,475,000
   3,850,000  Port Gtr Cincinnati Dev Auth (Cincinnati Zoo) ......................................  2.030   01/06/05      3,850,000
   3,450,000  Puerto Rico Childrens Trust Fund Putter Ser 149 ....................................  2.030   01/06/05      3,450,000
     950,000  Puerto Rico Cmnwlth Hwy & Trans Auth Rev ...........................................  1.990   01/06/05        950,000
     900,000  Puerto Rico Cmnwlth Putter Ser 441 .................................................  2.000   01/06/05        900,000
   1,700,000  Puerto Rico Pub Fin Corp Putters 363 ...............................................  2.000   01/06/05      1,700,000
     300,000  Rickenbacker Port Auth OH (Rickenbacker Hldgs) .....................................  2.100   01/06/05        300,000
   1,000,000  Seneca Co OH Hosp Fac (St Francis Home) ............................................  2.030   01/06/05      1,000,000
   4,425,000  Sharonville OH IDR (Duke Rlty LP) ..................................................  2.080   01/06/05      4,425,000
   1,470,000  Summit Co OH Hlth Fac (Evant Inc) ..................................................  2.110   01/06/05      1,470,000
     140,000  Summit Co OH IDR (Go-Jo Ind) .......................................................  2.100   01/06/05        140,000
   3,300,000  Toledo OH City Svcs Special Assmnt .................................................  2.000   01/06/05      3,300,000
   5,000,000  Toledo-Lucas Co OH Port Auth Rev ...................................................  2.000   01/06/05      5,000,000
   3,995,000  Univ of Akron Gen Rcpts Fltr Ctfs Ser 165 ..........................................  2.020   01/06/05      3,995,000
   1,000,000  Univ of Akron Gen Rcpts Ser 2004 ...................................................  1.990   01/06/05      1,000,000
   1,600,000  Warren Co OH IDR (Liquid Container) ................................................  2.010   01/06/05      1,600,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)

===================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 74.1%                                            COUPON   MATURITY       MARKET
   AMOUNT     (CONTINUED)                                                                           RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,455,000  Westlake OH EDR (Oaks Dev Co) ......................................................  2.110   01/06/05   $  1,455,000
   4,720,000  Woodlawn OH EDR (Goodwill Inds) ....................................................  2.040   01/06/05      4,720,000
   1,870,000  Miami Co OH Hosp Fac (Upper Vly Med Ctr) ...........................................  2.010   01/07/05      1,870,000
   5,700,000  Hamilton Co OH IDR (ADP) ...........................................................  1.800   01/15/05      5,700,000
                                                                                                                       ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES .............................................                     $238,107,900
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     ADJUSTABLE RATE PUT BONDS -- 2.6%                                                     RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  3,395,000  Cuyahoga Co OH IDR (Halle Office Bldg) .............................................  1.760   04/01/05   $  3,395,000
   1,000,000  Clermont Co OH EDR (John Q Hammons/Clermont Hills) .................................  1.850   05/01/05      1,000,000
   2,570,000  Richland Co OH IDR (Mansfield Sq Ltd) ..............................................  2.350   05/15/05      2,570,000
     575,000  Gallia Co OH IDR (Jackson Pike Assoc) ..............................................  2.200   06/15/05        575,000
     935,000  Clermont Co OH EDR (Eastgate Partnership) ..........................................  2.000   09/01/05        935,000
                                                                                                                       ------------
              TOTAL ADJUSTABLE RATE PUT BONDS ....................................................                     $  8,475,000
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     COMMERCIAL PAPER -- 1.6%                                                              RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Cuyahoga Co OH (Cleveland Clinic) Series 2004 B ....................................  1.870   01/19/05   $  5,000,000
                                                                                                                       ------------
              TOTAL INVESTMENT SECURITIES -- 99.8%
              (Amortized Cost $320,724,687) ......................................................                     $320,724,687

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ......................................                          566,665
                                                                                                                       ------------

              NET ASSETS -- 100.0% ...............................................................                     $321,291,352
                                                                                                                       ============

See accompanying notes to portfolio of investments and notes to financial statements.

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 25.9%                                RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    560,000  Goshen IN Cmnty Schools Land Acq ...................................................  2.300   01/01/05   $    560,000
     100,000  Grant Co WA Pub Util Dist No 2 Rev .................................................  5.000   01/01/05        100,000
     100,000  Harrison Co MS Wst Wtr Mgmt Dist Prerefunded @ 102 .................................  5.875   02/01/05        102,377
     250,000  Winnebago & Boone Co IL LSD #207 ...................................................  4.500   02/01/05        250,522
     150,000  Mansfield TX LTGO Prerefunded @ 100 ................................................  4.800   02/15/05        150,509
     130,000  NY St Med Care Fac (Mental Hlth Svcs) Prerefunded @ 102 ............................  6.000   02/15/05        133,214
     600,000  Portsmouth OH Swr Sys Rev ..........................................................  2.150   02/15/05        600,218
     500,000  Jackson Co MO SD #7 Lees Summit ....................................................  4.150   03/01/05        501,738
   1,100,000  Center Grove IN Bldg Corp Rev BANS .................................................  2.000   04/01/05      1,101,209
     125,000  Chicago IL MFH Rev (Hilliard Homes) ................................................  3.150   04/20/05        125,323
     735,000  Monroe OH Var Purp GO BANS .........................................................  2.450   05/05/05        736,479
     265,000  Mundfordville KY IDR (Louisville Bedding Co) .......................................  1.800   06/01/05        265,000
     500,000  Spencerville OH Wtr Sys Impt BANS ..................................................  2.450   06/01/05        500,507
     350,000  AMP-OH Elect Rev BANS (Grafton Vlg) ................................................  2.250   06/16/05        350,000
   1,000,000  KY Area Dev Dist Fin Trust .........................................................  2.750   06/30/05      1,000,000
     200,000  Brazoria Co TX Hlth Fac (Brazosport Hosp) ..........................................  4.000   07/01/05        202,276
     850,000  Zionsville IN Cmnty Sch Bldg GO BANS ...............................................  1.900   07/01/05        850,000
     635,000  AMP-OH Elect Sys Rev (Carey) .......................................................  2.000   08/04/05        635,000
     225,000  Pataskala OH Bridge Impt LTGO BANS .................................................  2.750   09/22/05        226,118
     750,000  Clinton Prairie IN Cmnty Sch Bldg Corp BANS ........................................  2.550   10/01/05        750,000
     700,000  Rhodes IL SD #84.5 Edl Purp TAWS ...................................................  3.125   10/24/05        705,874
     750,000  Norwood OH TIF Rev (Cornerstone) ...................................................  4.500   12/07/05        750,000
                                                                                                                       ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................................                     $ 10,596,364
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 62.6%                                             RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,035,000  Arvada CO Wtr Enter Rev ............................................................  1.950   01/03/05   $  1,035,000
   1,300,000  Broward Co FL Hlth Facs Rev (John Knox Vlg) ........................................  2.300   01/03/05      1,300,000
     700,000  CA PCR Fin Auth Rev Ser F ..........................................................  2.200   01/03/05        700,000
     300,000  CA St Dept Wtr Res Rev .............................................................  2.200   01/03/05        300,000
   1,750,000  CA St Kindergarten UTGO ............................................................  2.250   01/03/05      1,750,000
     400,000  Collier Co FL Health Fac Auth Hosp Rev (Cleveland Clinic) ..........................  2.190   01/03/05        400,000
   1,200,000  Montgomery Co OH (Miami Valley Hosp) ...............................................  2.200   01/03/05      1,200,000
   1,900,000  OH St Air Quality Rev PCR (Ohio Edison) ............................................  2.150   01/03/05      1,900,000
     625,000  Sarasota Co FL Pub Hosp ............................................................  2.250   01/03/05        625,000
   1,400,000  Trumbull Co OH Healthcare (Shepard of Valley Lutheran Home) ........................  2.250   01/03/05      1,400,000
     500,000  Bloomington IL Normal Arpt Auth ....................................................  2.050   01/05/05        500,000
     260,000  CO Hlth Facs (Jefferson Hills Pr-Ser B) ............................................  2.100   01/05/05        260,000
     100,000  Knox IN EDR (JW Hicks Inc) .........................................................  2.130   01/05/05        100,000
   1,100,000  Scio Twp MI EDR (ADP Inc) ..........................................................  2.470   01/05/05      1,100,000
     220,000  Boone Co KY IBR (Hennegan Co) ......................................................  2.090   01/06/05        220,000
     180,000  Boulder CO Dev Rev (Humane Society) ................................................  2.090   01/06/05        180,000
     100,000  Catawba Co NC Ind Fac (Lucky 7 Dev Grp) ............................................  2.140   01/06/05        100,000
     545,000  Eden Prairie MN MFH Rev (Lake Pl Apts) .............................................  2.090   01/06/05        545,000
     375,000  Eupora MS IDR (Plymouth Tube Co) ...................................................  2.200   01/06/05        375,000
     315,000  Fargo ND CDR Ref (Kelly Inns Fargo) ................................................  2.150   01/06/05        315,000
     140,000  Greenwood IN EDR (Health Quest Rlty) ...............................................  2.270   01/06/05        140,000

TAX-FREE MONEY MARKET FUND
(CONTINUED)

====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 62.6%                                            COUPON   MATURITY       MARKET
   AMOUNT     (CONTINUED)                                                                           RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    130,000  Henderson NV Pub Impt Hsg (Pueblo Verde I) .........................................  2.080   01/06/05   $    130,000
     500,000  IN St Ed Facs Auth (Univ Evansville) B .............................................  2.100   01/06/05        500,000
     888,000  Indianapolis IN EDR (Pedcor Invts Waterfront-B) ....................................  2.300   01/06/05        888,000
     120,000  Jefferson Co MO IDA (GHF Holding LLC) ..............................................  2.150   01/06/05        120,000
     280,000  Lake Co IL Cmnty SD #73 Putter Ser 329 .............................................  2.060   01/06/05        280,000
     430,000  Lancaster NE IDR (Garner Inds) Ser B ...............................................  2.140   01/06/05        430,000
   1,010,000  Mankato MN IDR (Sacco Family Ltd) ..................................................  2.240   01/06/05      1,010,000
     240,000  Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) ......................................  2.280   01/06/05        240,000
   1,390,000  New Hampshire Hlth & Ed (S NH Med Ctr) .............................................  2.090   01/06/05      1,390,000
   1,440,000  Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) ..................................  2.110   01/06/05      1,440,000
   1,000,000  Puerto Rico Cmnwlth Hwy & Trans Auth Rev ...........................................  1.990   01/06/05      1,000,000
   1,500,000  Rev Bd Ctfs Ser 04-13 (Centennial East Apts) .......................................  2.290   01/06/05      1,500,000
   1,105,000  Salina KS Rev (Salina Cent Mall LP-Dillards) .......................................  2.200   01/06/05      1,105,000
   1,180,000  St Louis MO Ld Clear Redev (Lammert Bldg) ..........................................  2.150   01/06/05      1,180,000
                                                                                                                       ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES .............................................                     $ 25,658,000
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                        COUPON   MATURITY       MARKET
   AMOUNT     ADJUSTABLE RATE PUT BONDS -- 12.1%                                                    RATE      DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    445,000  Lex-Fayette Co KY IBR (Providence Montessori) ......................................  2.250   01/01/05   $    445,000
   1,280,000  Corpus Cristi TX IDC EDR (Texas Air Invt) ..........................................  1.650   02/01/05      1,279,802
     435,000  Summit Co OH IDR (SD Myers Inc) ....................................................  2.200   02/15/05        435,000
      50,000  Portgage Co OH IDR (Neidlinger) ....................................................  2.250   03/01/05         50,000
      50,000  Summit Co OH IDR (Keltec Inc) ......................................................  2.250   03/01/05         50,000
     360,000  Summit Co OH IDR (Struktol Co America) .............................................  2.250   03/01/05        360,000
     105,000  Cuyahoga Co OH IDR (Halle Office Bldg) .............................................  1.760   04/01/05        105,000
     935,000  Ft Thomas KY Ind Bldg (Carmel Manor) ...............................................  1.750   04/01/05        935,000
     295,000  Newport KY IBR (Sumerel Tire) ......................................................  3.350   06/01/05        295,000
   1,000,000  Westmoreland Co PA IDA (White Cons Inds) ...........................................  2.200   06/01/05      1,000,000
                                                                                                                       ------------
              TOTAL ADJUSTABLE RATE PUT BONDS ....................................................                     $  4,954,802
                                                                                                                       ------------
              TOTAL INVESTMENT SECURITIES -- 100.6%
              (Amortized Cost $41,209,166) .......................................................                     $ 41,209,166

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%) ....................................                         (227,208)
                                                                                                                       ------------

              NET ASSETS -- 100.0% ...............................................................                     $ 40,981,958
                                                                                                                       ============

See accompanying notes to portfolio of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2004.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CDA - Community Developement Authority
CRA - Community Redevelopment Authority
CSD - City School District
EDB - Economic Development Bank
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LSD - Local School District
LT - Limited Tax
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PFA - Public Financing Authority
SD - School District
TANS - Tax Anticipation Notes
TAWS - Tax Anticipation Warrants
TIF - Tax Increment Financing
USD - Unified School District
UT - Unlimited Tax

Touchstone Investments

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------

Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133






[LOGO] TOUCHSTONE
       INVESTMENTS
                                                                    ------------
                                                                    TSF-101-0501
                                                                    ------------

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(2) Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith.
(b)    Certification required by Item 12 (b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
 Jill T. McGruder
 President

Date:  March 8, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  March 8, 2005

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 8, 2005